Consolidated Statement of Comprehensive Income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement Of Comprehensive Income [Line Items]
Gains / (losses) on defined benefit plans, before tax	$ 110	$ (73)
Major Defined Benefit Plans [Member]
Statement Of Comprehensive Income [Line Items]
Gains / (losses) on defined benefit plans, before tax	111	(80)
Swiss Defined Benefit Plans [Member]
Statement Of Comprehensive Income [Line Items]
Gains / (losses) on defined benefit plans, before tax	124	(285)
UK Defined Benefit Plans [Member]
Statement Of Comprehensive Income [Line Items]
Gains / (losses) on defined benefit plans, before tax	$ (41)	$ 162